Summary of Significant Accounting Policies - Schedule of unobservable inputs that are Classified as Level 3 in the Fair Value Hierarchy (Details) - $ / shares		12 Months Ended
	Apr. 25, 2025	Dec. 31, 2025	Aug. 30, 2024
Schedule of unobservable inputs that are Classified as Level 3 in the Fair Value Hierarchy [Line Items]
Share price (in Dollars per share)			$ 69
Volatility	17.00%	17.00%
Minimum [Member]
Schedule of unobservable inputs that are Classified as Level 3 in the Fair Value Hierarchy [Line Items]
Expected payment %	30.00%	30.00%
Maximum [Member]
Schedule of unobservable inputs that are Classified as Level 3 in the Fair Value Hierarchy [Line Items]
Expected payment %	40.00%	40.00%
Risk-free interest rate [Member] | Minimum [Member]
Schedule of unobservable inputs that are Classified as Level 3 in the Fair Value Hierarchy [Line Items]
Risk-free interest rate	3.75%	3.47%
Risk-free interest rate [Member] | Maximum [Member]
Schedule of unobservable inputs that are Classified as Level 3 in the Fair Value Hierarchy [Line Items]
Risk-free interest rate	4.12%	3.48%
Share price [Member]
Schedule of unobservable inputs that are Classified as Level 3 in the Fair Value Hierarchy [Line Items]
Share price (in Dollars per share)	$ 19.4	$ 1.91